Fair Value Measurements - Summary of fair value measurements inputs of private placement warrant liability (Detail) - Private Placement Warrant Liability	Sep. 30, 2021 shares yr	Aug. 25, 2021 yr shares
Common stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | shares	14.05	16.98
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	65.0	60.0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	1.0	0.8
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | yr	4.9	5.0
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0	0